Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 24,253	$ 24,748	$ 18,954	$ 25,817	$ 53,081	$ 26,754	$ 67,955	$ 105,652
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment and amortization of intangible assets	21,991			22,804			71,490	71,833
Amortization of debt issuance costs	512			578			1,602	1,657
Share-based incentive compensation	2,025			3,552			7,137	9,505
Deferred tax (benefit)/provision	3,847			(384)			1,773	(1,175)
Foreign currency transactions	2,230			(196)			2,520	2,560
Other operating non-cash expenses/(income)	862			(671)			5,154	(500)
Changes in operating assets and liabilities
(Increase)/decrease in trade receivables	21,323			(14,102)			2,150	(66,885)
(Increase)/decrease in inventories	(2,210)			(28,664)			4,889	(50,438)
Increase/(decrease) in trade payables	(13,902)			5,078			(7,038)	17,630
Increase/(decrease) in provisions	3,301			3,204			(11,525)	1,087
Increase/(decrease) in tax liabilities	6,150			7,425			3,814	22,437
Increase/(decrease) in other assets and liabilities that cannot be allocated to investing or financing activities	(1,844)			1,258			(7,254)	(48,815)
Net cash provided by operating activities	68,538			25,699			142,667	64,548
Cash flows from investing activities:
Cash received from the disposal of intangible assets and property, plant and equipment	0			0			0	64,672
Cash paid for the acquisition of intangible assets and property, plant and equipment	(34,452)			(22,383)			(95,309)	(82,253)
Net cash used in investing activities	(34,452)			(22,383)			(95,309)	(17,581)
Cash flows from financing activities:
Payments for debt issue costs	0			(110)			(1,721)	(741)
Repayments of long-term debt	(1,987)			(2,067)			(6,034)	(6,255)
Cash inflows related to current financial liabilities	9,724			7,820			88,411	14,971
Cash outflows related to current financial liabilities	(25,169)			(14,382)			(84,501)	(26,370)
Dividends paid to shareholders	(12,043)			(11,945)			(35,989)	(35,753)
Taxes paid for shares issued under net settlement feature	0			0			(6,475)	(4,741)
Net cash used in financing activities	(29,475)			(20,684)			(46,309)	(58,889)
Increase (decrease) in cash, cash equivalents and restricted cash	4,611			(17,368)			1,049	(11,922)
Cash, cash equivalents and restricted cash at the beginning of the period	53,159		$ 61,604	78,098		$ 75,213	61,604	75,213	$ 75,213
Effect of exchange rate changes on cash	(1,999)			(920)			(2,345)	(3,481)
Cash, cash equivalents and restricted cash at the end of the period	60,308	$ 53,159		59,810	$ 78,098		60,308	59,810	61,604
Less restricted cash at the end of the period	4,356			4,627			4,356	4,627
Cash and cash equivalents at the end of the period	55,952			55,183			55,952	55,183	$ 57,016
Cash paid for interest, net	(6,527)			(5,235)			(15,693)	(19,470)
(Cash paid)/ refunds received for income taxes, net	1,705			(12,307)			(16,175)	(29,176)
Supplemental disclosure of non-cash activity
Liabilities under built-to-suit lease	0			$ 7,164			0	$ 21,492
Liabilities for leasing - current	0						5,778
Liabilities for leasing - non-current	$ 0						$ 25,068